Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2018
Financial instruments and financial risk management
Schedule of overview of financial instruments

	At June 30, 2018		At December 31, 2017
	Carrying		Carrying
(in thousands of €)	amount	Fair value	amount	Fair value
Non‑current financial assets	€1	€1	€1	€1
Current financial assets	197,982	197,982	168,907	168,907
Financial assets	197,983	197,983	168,908	168,908
Other non-current assets	—	—	125	125
Trade and other receivables	10,198	10,198	2,842	2,842
Cash and cash equivalents	140,869	140,869	190,867	190,867
Non‑current restricted cash	263	263	256	256
Current restricted cash	1,692	1,692	1,692	1,692
Loans and receivables	153,022	153,022	195,782	195,782
Total financial assets	351,005	351,005	364,690	364,690
Provision for employee benefits	25	25	25	25
Trade and other payables	21,559	21,559	15,285	15,285
Financial liabilities at amortized cost	21,584	21,584	15,310	15,310
Total financial liabilities	€21,584	€21,584	€15,310	€15,310

Schedule of assets at fair value

	At June 30, 2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		197,982
Assets carried at fair value		€197,982		€—	€1

	At December 31, 2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1